Contingent Consideration - Schedule of Movement in Contingent Consideration (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Movement in Contingent Consideration [Abstract]
Balance at beginning of the year
Addition (Note 4.1)	7,987,000	1,026,171
Changes in fair value of contingent consideration recognized in profit or loss	717,606	92,199
Balance at end of the year	$ 8,704,606	$ 1,118,370